LIBERTY TAX-EXEMPT INSURED FUND
                                Semiannual Report
                                  May 31, 2002



[photo of woman reading]




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


 PRESIDENT'S MESSAGE


[photo of Keith T. Banks]


Dear Shareholder:
The environment for the municipal bond market was shaped by economic events and investor uncertainties over the past six months. Although the Federal Reserve halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter suggested that the Fed could act early in 2002 to begin to raise short-term interest rates; however, they remained at a 40-year low throughout the period. And indications of more moderate economic growth in the second quarter raised the possibility that the Fed could delay action until later in the year.

The municipal bond market was one of the strongest bond market sectors for the six-month period. As cities and states face leaner times and tighter budgets, the volume of new municipal bonds increased somewhat. However, demand also increased as investors favored bonds over stocks, and that has helped support municipal bond returns. The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Gary Swayze. For more information, contact your financial advisor or visit us online at libertyfunds.com. As always, we thank you for choosing Liberty Tax-Exempt Insured Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds



NET ASSET VALUE PER SHARE as of 5/31/02 ($)
         Class A                          8.45
         Class B                          8.45
         Class C                          8.45

DISTRIBUTIONS DECLARED PER SHARE 12/1/01-5/31/02 ($)
         Class A                          0.29
         Class B                          0.26
         Class C                          0.27


A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.


Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.


Not FDIC Insured
May Lose Value
No Bank Guarantee

 PERFORMANCE INFORMATION


Value of a $10,000 investment
5/31/92 - 5/31/02

PERFORMANCE OF A $10,000 INVESTMENT
5/31/92 - 5/31/02 ($)

                  without      with
                   sales       sales
                  charge      charge
----------------------------------------
 Class A          18,064      17,206
----------------------------------------
 Class B          16,769      16,769
----------------------------------------
 Class C          17,677      17,677
----------------------------------------


[mountain chart data]

        Class A shares         Class A shares            Lehman Brothers
      without sales charge    with sales charge        Municipal Bond Index

5/92        $10,000.0            $9,525.0                    $10,000.0
             10,163.0             9,680.3                     10,168.0
             10,453.7             9,957.1                     10,473.0
             10,327.2             9,836.6                     10,371.5
             10,391.2             9,897.6                     10,438.9
             10,224.9             9,739.3                     10,336.6
             10,457.0             9,960.3                     10,521.6
             10,559.5             10,058.0                    10,628.9
             10,674.6             10,167.6                    10,752.2
             11,065.3             10,539.7                    11,141.4
             10,959.1             10,438.5                    11,023.3
             11,063.2             10,537.7                    11,134.7
             11,087.5             10,560.9                    11,197.0
             11,269.4             10,734.1                    11,384.0
             11,278.4             10,742.7                    11,398.8
             11,489.3             10,943.6                    11,635.9
             11,606.5             11,055.2                    11,768.6
             11,615.8             11,064.0                    11,790.9
             11,503.1             10,956.7                    11,687.2
             11,715.9             11,159.4                    11,933.8
             11,820.2             11,258.7                    12,069.8
             11,511.7             10,964.9                    11,757.2
             11,063.9             10,538.3                    11,278.7
             11,128.0             10,599.5                    11,374.5
             11,205.9             10,673.6                    11,473.5
             11,157.8             10,627.8                    11,403.5
             11,349.7             10,810.5                    11,612.2
             11,372.4             10,832.2                    11,652.8
             11,196.1             10,664.3                    11,481.5
             10,962.1             10,441.4                    11,277.2
             10,740.7             10,230.5                    11,073.1
             10,994.1             10,471.9                    11,316.7
             11,336.1             10,797.6                    11,640.3
             11,679.5             11,124.8                    11,979.1
             11,790.5             11,230.5                    12,116.8
             11,769.3             11,210.2                    12,131.4
             12,116.5             11,540.9                    12,518.4
             11,917.8             11,351.7                    12,409.4
             11,970.2             11,401.6                    12,527.3
             12,125.8             11,549.8                    12,686.4
             12,207.0             11,627.2                    12,766.4
             12,454.9             11,863.2                    12,951.5
             12,733.8             12,129.0                    13,166.5
             12,907.0             12,293.9                    13,292.9
             12,989.6             12,372.6                    13,393.9
             12,781.8             12,174.7                    13,302.8
             12,510.8             11,916.5                    13,132.5
             12,470.8             11,878.4                    13,095.8
             12,477.0             11,884.4                    13,090.5
             12,608.0             12,009.1                    13,233.2
             12,708.9             12,105.2                    13,352.3
             12,702.5             12,099.2                    13,349.6
             12,898.2             12,285.5                    13,536.5
             13,031.0             12,412.0                    13,689.5
             13,307.3             12,675.2                    13,940.0
             13,202.1             12,575.0                    13,881.5
             13,191.6             12,565.0                    13,907.8
             13,294.5             12,663.0                    14,035.8
             13,072.5             12,451.5                    13,849.1
             13,191.4             12,564.8                    13,965.4
             13,407.8             12,770.9                    14,176.3
             13,559.3             12,915.2                    14,328.0
             14,071.8             13,403.4                    14,724.9
             13,828.4             13,171.5                    14,586.5
             14,015.0             13,349.3                    14,760.0
             14,101.9             13,432.1                    14,854.5
             14,189.4             13,515.4                    14,942.2
             14,451.9             13,765.4                    15,160.3
             14,590.6             13,897.5                    15,316.5
             14,561.4             13,869.8                    15,321.1
             14,530.8             13,840.6                    15,334.9
             14,414.6             13,729.9                    15,265.8
             14,710.1             14,011.4                    15,507.0
             14,748.3             14,047.8                    15,567.5
             14,738.0             14,038.0                    15,606.4
             15,038.7             14,324.3                    15,848.3
             15,250.7             14,526.3                    16,046.5
             15,166.8             14,446.4                    16,046.5
             15,221.4             14,498.4                    16,102.6
             15,259.5             14,534.7                    16,142.9
             15,460.9             14,726.5                    16,335.0
             15,314.0             14,586.6                    16,263.1
             15,283.4             14,557.5                    16,285.9
             15,338.4             14,609.9                    16,326.6
             15,195.8             14,474.0                    16,231.9
             14,958.7             14,248.2                    15,998.1
             14,997.6             14,285.2                    16,055.7
             14,852.1             14,146.7                    15,927.3
             14,816.5             14,112.7                    15,933.7
             14,597.2             13,903.9                    15,761.6
             14,784.1             14,081.8                    15,928.6
             14,685.0             13,987.5                    15,809.2
             14,614.5             13,920.3                    15,739.6
             14,841.0             14,136.1                    15,922.2
             15,207.6             14,485.3                    16,269.3
             15,076.8             14,360.7                    16,173.3
             14,948.7             14,238.6                    16,089.2
             15,412.1             14,680.0                    16,515.6
             15,649.4             14,906.1                    16,745.2
             15,924.9             15,168.4                    17,003.0
             15,791.1             15,041.0                    16,914.6
             16,010.6             15,250.1                    17,099.0
             16,189.9             15,420.9                    17,228.9
             16,761.4             15,965.2                    17,654.5
             16,865.3             16,064.2                    17,829.3
             16,922.7             16,118.9                    17,886.3
             17,047.9             16,238.1                    18,047.3
             16,620.0             15,830.6                    17,852.4
             16,867.6             16,066.4                    18,045.2
             17,029.6             16,220.7                    18,166.1
             17,395.7             16,569.4                    18,435.0
             17,785.4             16,940.6                    18,739.1
             17,685.8             16,845.7                    18,675.4
             17,975.8             17,122.0                    18,897.7
             17,670.2             16,830.9                    18,738.9
             17,401.6             16,575.1                    18,560.9
             17,739.2             16,896.6                    18,882.0
             18,055.0             17,197.4                    19,108.6
             17,482.7             16,652.2                    18,734.0
             17,925.0             17,073.5                    19,099.4
5/02         18,064.0             17,206.0                    19,216.0



The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Index performance is from 5/31/92.


Average annual total return as of 5/31/02 (%)

Share class                                          A                          B                           C
Inception                                        11/20/85                    5/5/92                      8/1/97
-------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with        without       with
                                            sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                        2.27        -2.59          1.89         -3.06          2.04         1.05
-------------------------------------------------------------------------------------------------------------------
1-year                                      7.13         2.04          6.33          1.33          6.65         5.65
-------------------------------------------------------------------------------------------------------------------
5-year                                      6.15         5.12          5.36          5.04          5.69         5.69
-------------------------------------------------------------------------------------------------------------------
10-year                                     6.09         5.58          5.31          5.31          5.86         5.86
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 3/31/02 (%)

Share class                                          A                          B                           C
-------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with         without       with
                                            sales        sales         sales         sales         sales        sales
                                           charge       charge        charge        charge        charge       charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                       -1.15         -5.85        -1.52         -6.03         -1.37        -2.33
-------------------------------------------------------------------------------------------------------------------
1-year                                      2.54          2.33         1.80         -3.05          2.10         1.12
-------------------------------------------------------------------------------------------------------------------
5-year                                      5.99          4.96         5.20          4.87          5.54         5.54
-------------------------------------------------------------------------------------------------------------------
10-year                                     5.93          5.41         5.15          5.15          5.71         5.71
-------------------------------------------------------------------------------------------------------------------


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares: the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through the first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year 1%, thereafter--0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception date. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

ABOUT DURATION
Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise and we raise it when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.

SEC YIELDS AS OF 5/31/02 (%)
CLASS A                            3.46
CLASS B                            2.71
CLASS C                            3.09

THE 30-DAY SEC YIELD REFLECTS THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 2.79% FOR CLASS C SHARES.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 5/31/02 (%)
CLASS A                            5.64
CLASS B                            4.41
CLASS C                            5.03

TAXABLE-EQUIVALENT SEC YIELD IS BASED ON THE MAXIMUM EFFECTIVE 38.6% FEDERAL INCOME TAX RATE. THIS TAX RATE DOES NOT REFLECT THE PHASEOUT OF EXEMPTIONS OR THE REDUCTION OF OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.



PORTFOLIO MANAGER'S REPORT

Liberty Tax-Exempt Insured Fund's class A shares returned 2.27 % (without sales charge) for the six months ended May 31, 2002. The fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 2.56% for the same period.

After a year-long cycle of aggressive short-term cuts by the Federal Reserve Board to help shore up the economy, we expected short-term interest rates to stop falling or rise slightly and for the gap between short-term and long-term interest rates to narrow. However, that did not happen and the fund's longer duration was a slight drag on performance in the prevailing environment. [See sidebar for a definition of duration.] The Federal Reserve made it clear that it saw no immediate need to raise short-term interest rates and they remained low. However, yields on securities beyond one year rose early in the period, as stronger than expected economic growth raised fears that inflation might escalate. Then, when economic growth gave signs of decelerating, inflation fears eased, calming the bond market, and yields beyond one year came down somewhat. For the period overall interest rates were relatively unchanged.

FUND STRATEGY UNCHANGED
Our strategy during this six-month period was unchanged. We continued to improve the call protection of the fund by selling callable bonds (those which may be called, or paid off, years before maturity of the issue) when opportunities arose and by buying noncallable bonds or bonds with a longer call protection, which tend to do well in an environment of declining interest rates. However, there was little benefit to our strategy over the past six months as interest rates remained relatively flat.

We also maintained our stake in intermediate zero coupon bonds, but they were also below-average performers during the period. Zero coupon bonds are more volatile than interest paying bonds, since "zeros" pay accrued interest at maturity rather than periodically. When interest rates are not declining, zeros are less attractive.

The fund benefited from its holdings in premium bonds in the intermediate range, particularly those at the shorter end of the 5- to 20-year maturity range. (Premium bonds sell at a price above par because their coupon is attractive given current rates.) In general, we continue to favor intermediate-term securities because they offer most of the yield of long-term municipals with less volatility.

OUTLOOK IS FOR DECLINING YIELDS IN INTERMEDIATE MATURITY RANGE
We expect the Federal Reserve to raise short-term rates gradually, but not before late-2002, or more likely in the first half of 2003. And, we continue to expect yields on municipal securities beyond the 3- to 5-year range to edge downward against the backdrop of a relatively modest economic recovery with low inflation. With this outlook in mind, we continue to favor securities with intermediate-term maturities and to position the fund with a longer duration than most of its competitions.

Inventory rebuilding and housing are among the factors leading the economic recovery while consumer debt, tepid job growth and restrained investment spending are likely to hold it back. Our outlook and strategy may change if the economic recovery appears more robust and inflationary than we now expect.

/s/ Gary Swayze

Gary Swayze


Gary Swayze is portfolio manager of Liberty Tax-Exempt Insured Fund and is a senior vice president of Colonial Management Associates, Inc. (CMA).

--------------------------------------------------------------------------------
Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

While insurance reduces credit risk, it does not protect against fluctuations in the value of the fund's shares caused by interest rate changes or other factors. Insurance premiums also reduce the fund's yield.


MATURITY BREAKDOWNS AS OF 5/31/02 (%)

[bar chart data]:

                                        As of                As of
                                      5/31/02             11/30/01
--------------------------------------------------------------------------------
Less than 1 year                          0.0                  0.1
1-3 years                                 1.3                  1.3
3-5 years                                 1.3                  1.0
5-7 years                                 6.4                  3.9
7-10 years                               11.4                 12.1
10-15 years                              47.2                 37.2
15-20 years                              21.1                 22.7
20-25 years                               8.3                 12.5
25 years and over                         2.0                  3.8
Net Cash & Equivalents                    1.0                  5.4

Maturity breakdown is calculated as a percentage of total investments, including short-term obligations, based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.


QUALITY BREAKDOWNS AS OF 5/31/02 (%)

[pie chart data]:

AAA: 93.3
AA: 5.0
Non-rated: 0.7
Net Cash & Equivalents: 1.0


Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

INVESTMENT PORTFOLIO

May 31, 2002 (Unaudited)

MUNICIPAL BONDS - 97.7%               PAR         VALUE
------------------------------------------------------------
EDUCATION - 2.9%
EDUCATION - 2.6%
MA State Health & Educational
   Facilities Authority,
   Harvard University,
   Series 1991 N,
   6.250% 04/01/20             $3,000,000   $ 3,501,240
WV State University,
   Series 2000 A,
   (a) 04/01/17                 2,480,000     1,151,414
------------------------------------------------------------
                                              4,652,654
------------------------------------------------------------
STUDENT LOAN - 0.3%
AL State Higher Education Loan
   Corp., Series 1994 C,
   5.850% 09/01/04                510,000       539,509
------------------------------------------------------------

------------------------------------------------------------
HEALTH CARE - 7.1%
HOSPITALS - 6.3%
MA Health & Educational
   Facilities Authority, Valley
   Regional Health System,
   Series 1994 C,
   7.000% 07/01/08              1,585,000     1,845,479
MS State Hospital Equipment and
   Facilities Authority, Rush
   Medical Foundation Project,
   6.700% 01/01/18                250,000       255,880
OK State Industrial Authority,
   Baptist Medical Center,
   Series 1995 C,
   7.000% 08/15/04              1,500,000     1,651,995
TN Knox City Health, Education
   & Housing Facilities,
   5.250% 01/01/15              5,000,000     5,210,450
UT State Board of Regents,
   University of Utah, Series 2001,
   5.500% 08/01/15              1,000,000     1,051,350
WI State Health & Educational
   Facilities Authority:
   Bellin Memorial Hospital,
   6.625% 02/15/08              1,000,000     1,123,080
   Waukesha Memorial Hospital,
   7.250% 08/15/19                 60,000        60,652
------------------------------------------------------------
                                             11,198,886
------------------------------------------------------------
INTERMEDIATE CARE FACILITIES - 0.8%
IL State Development Finance
   Authority, Elgin School District
   No. U46, Series 2001,
   (a) 01/01/13                 2,500,000     1,507,050
------------------------------------------------------------


                                      PAR         VALUE
------------------------------------------------------------
HOUSING - 3.6%
MULTI-FAMILY - 2.5%
IL Onterie Center Housing Finance
   Corp., Onterie Center Project,
   Series 1992 A,
   7.050% 07/01/27             $2,000,000   $ 2,045,260
MA State Housing Finance
   Agency, Series 1994 A,
   6.400% 01/01/09              1,760,000     1,845,483
MD Howard County Medical
   Mortgage Heartlands Elderly
   Apartments, Series 1985,
   8.875% 12/01/10                490,000       496,100
------------------------------------------------------------
                                              4,386,843
------------------------------------------------------------
SINGLE FAMILY - 1.1%
LA Jefferson Parish Home
   Mortgage Authority,
   Series 1999 B 1,
   6.750% 06/01/30                870,000       967,266
MA State Housing Finance
   Agency, Series 1992,
   7.125% 06/01/25              1,055,000     1,073,979
------------------------------------------------------------
                                              2,041,245
------------------------------------------------------------

------------------------------------------------------------
OTHER - 6.6%
POOL/BOND BANK - 1.0%
MI Municipal Bond Authority,
   Local Government Loan
   Program, Series 1991 C,
   (a) 06/15/15                 3,380,000     1,766,253
------------------------------------------------------------

REFUNDED/ESCROWED (B) - 5.6%
FL Tampa Bay Water Utilities
   System, Series 1999,
   7.000% 10/01/29 (c)          1,000,000     1,261,940
GA Fulton County, Series 1992,
   6.375% 01/01/14              5,810,000     6,783,059
OR Portland International Airport,
   Series 1991 7-B,
   7.100% 07/01/21              1,125,000     1,353,532
PA Pottstown Borough Authority
   Sewer, Guaranteed Sewer
   Revenue, Series 1991,
   (a) 11/01/16                 1,000,000       487,240
SC Piedmont Municipal Power
   Agency, Series 1991 A,
   6.125% 01/01/07                 75,000        83,908
------------------------------------------------------------
                                              9,969,679
------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
------------------------------------------------------------
OTHER REVENUE - 0.1%
RECREATION - 0.1%
CA State Fair Financing
   Authority, Series 1991,
   6.500% 07/01/11             $  170,000    $  174,065
------------------------------------------------------------

------------------------------------------------------------
RESOURCE RECOVERY - 0.9%
SC Charleston County Solid Waste
   User Fee,
   6.500% 01/01/09              1,405,000     1,513,536
------------------------------------------------------------

------------------------------------------------------------
TAX-BACKED - 39.7%
LOCAL APPROPRIATED - 4.8%
IL Chicago Board of Education,
   Series 1992 A,
   6.250% 01/01/15              6,000,000     6,943,740
IL Metropolitan Pier & Exposition
   Authority, McCormick Place,
   Series 1993 A,
   (a) 06/15/19                 3,000,000     1,194,150
MI Grand Rapids, Series 1998 A,
   4.750% 01/01/28                500,000       456,805
------------------------------------------------------------
                                              8,594,695
------------------------------------------------------------
LOCAL GENERAL OBLIGATIONS - 19.0%
AZ Maricopa County School
   District No. 8 Osborn,
   7.500% 07/01/08              1,235,000     1,488,496
AZ Mohave County Unified High
   School District, Series 1992 B,
   8.500% 07/01/06                250,000       300,385
AZ Tucson, Series 1994 G,
   7.625% 07/01/14              3,140,000     4,045,042
CO Adams County, School District
   No. 12, Series 2001 A,
   4.750% 12/15/19              2,000,000     1,962,620
CO El Paso County School District
   No. 11, Series 1996,
   7.100% 12/01/18              4,420,000     5,573,134
CO Highlands Ranch Metropolitan
   District No. 2, Series 1996,
   6.500% 06/15/12              1,000,000     1,180,500
GA Columbia County School
   District, Series 1994 A,
   6.750% 04/01/08              1,695,000     1,965,641
IL Chicago, City Colleges,
   Series 1999,
   (a) 01/01/14                 2,000,000     1,123,640
IL Chicago Public Building
   Commission, Series 1999 B,
   5.250% 12/01/18              1,000,000     1,047,390



                                      PAR         VALUE
------------------------------------------------------------
MD Baltimore,
   7.000% 10/15/09             $1,055,000   $ 1,269,481
MI Anchor Bay School District,
   Series 2000 II,
   6.000% 05/01/10                500,000       566,180
MI Chippewa Valley Schools,
   Series 1998,
   4.750% 05/01/23              1,250,000     1,170,862
NV Clark County, Series 1992 A,
   7.500% 06/01/07                350,000       413,938
OH Garfield Heights School District,
   Series 2001,
   5.375% 12/15/16              1,740,000     1,883,707
OH Hilliard School District,
   Series 2000,
   5.750% 12/01/24              1,000,000     1,058,500
OR Multnomah-Clackamas School
   District No. 10J, Series 2001,
   5.500% 06/15/12              1,595,000     1,752,107
PA Cornwall Lebanon School
   District, Series 2001,
   (a) 03/15/17                 1,500,000       701,055
PA Downingtown Area School
   District, Series 2001,
   4.750% 04/01/17              1,000,000       993,630
TN Lincoln County, Series 2001,
   5.250% 04/01/16              1,470,000     1,565,344
TX Galveston County, Series 2001,
   (a) 02/01/20                 1,510,000       577,016
WA Clark County School District
   No. 37, Series 2001 C,
   (a) 12/01/16                 3,000,000     1,415,070
WA King County School District
   Issaquah No. 411, Series 2001,
   5.625% 06/01/15              1,500,000     1,647,645
------------------------------------------------------------
                                             33,701,383
------------------------------------------------------------
SPECIAL NON-PROPERTY TAX - 8.1%
IL Metropolitan Pier & Exposition
   Authority, McCormick Place
   Expansion Project,
   Series 1993 A,
   (a) 06/15/16                 3,750,000     1,814,100
NJ State Transportation Trust
   Fund Authority, Series 2001 C,
   5.500% 12/15/15              1,685,000     1,856,230
NY State Local Government
   Assistance Corp., Series 1993 E,
   5.000% 04/01/21              3,175,000     3,190,208
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority, Series 1996 Y,
   6.250% 07/01/12              3,000,000     3,530,910



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX (CONTINUED)
TX Houston, Hotel Occupancy Tax
   and Special Revenue,
   Series 2001 B,
   (a) 09/01/17                $2,000,000    $  898,040
WA Central Puget Sound Regional
   Transportation Authority,
   Series 1998,
   5.250% 02/01/21              3,000,000     3,108,630
------------------------------------------------------------
                                             14,398,118
------------------------------------------------------------
STATE APPROPRIATED - 5.4%
IN State Office Building
   Commission, Women's Prison,
   Series 1995 B,
   6.250% 07/01/16              8,000,000     9,302,480
MI State, 525 Redevco, Inc.,
   Series 2000,
   (a) 06/01/21                 1,000,000       352,750
------------------------------------------------------------
                                              9,655,230
------------------------------------------------------------
STATE GENERAL OBLIGATIONS - 2.4%
CA State:
   Series 1995,
   10.000% 10/01/06             1,000,000     1,282,150
   Series 2002,
   6.000% 04/01/17              2,500,000     2,893,625
------------------------------------------------------------
                                              4,175,775
------------------------------------------------------------

------------------------------------------------------------
TRANSPORTATION - 10.7%
AIR TRANSPORTATION - 0.6%
NY Port Authority of New York &
   New Jersey, JFK International
   Air Terminal, Series 6,
   6.250% 12/01/08              1,000,000     1,128,950
------------------------------------------------------------
AIRPORTS - 3.7%
GA Atlanta, Series 2000 A,
   5.500% 01/01/26              2,000,000     2,049,280
KY Louisville & Jefferson County
   Regional Airport Authority,
   Series 2001 A,
   5.750% 07/01/15              1,000,000     1,071,060
PA Allegheny County Airport,
   Pittsburgh International Airport,
   Series 1997 A-1,
   5.750% 01/01/11              1,750,000     1,899,695
TX Dallas-Fort Worth Regional
   Airport, Series 1992 A,
   7.375% 11/01/11              1,380,000     1,523,341
------------------------------------------------------------
                                              6,543,376
------------------------------------------------------------


                                      PAR         VALUE
------------------------------------------------------------
PORTS - 0.7%
SC State Ports Authority,
   Series 1991,
   6.500% 07/01/06             $  125,000    $  127,996
WA Port of Seattle,
   Series 2000 B,
   6.000% 02/01/14              1,000,000     1,118,520
------------------------------------------------------------
                                              1,246,516
------------------------------------------------------------
TOLL FACILITIES - 1.9%
NY State Thruway Authority,
   Highway & Bridge,
   Series 2001 B,
   5.250% 04/01/15                500,000       526,730
PA State Turnpike Commission,
   Series 2001 T,
   5.500% 12/01/13              1,000,000     1,104,150
TX Harris County, Toll Road
   Revenue,
   6.500% 08/15/11                120,000       123,514
WV State Parkways Economic
   Development & Tourism Authority,
   Series 2002,
   5.250% 05/15/14              1,500,000     1,605,975
------------------------------------------------------------
                                              3,360,369
------------------------------------------------------------
TRANSPORTATION - 3.8%
IL Regional Transportation
   Authority, Series 1996 C,
   7.750% 06/01/20              5,000,000     6,669,750
------------------------------------------------------------

------------------------------------------------------------
UTILITY - 26.1%
INVESTOR OWNED - 3.0%
HI State Department of Budget
   and Finance, Hawaiian Electric
   Co., Series 1995 A,
   6.600% 01/01/25              4,000,000     4,340,160
MI St. Clair County Economic
   Development Corp., Detroit
   Edison Co., Series 1993 AA,
   6.400% 08/01/24              1,000,000     1,113,810
------------------------------------------------------------
                                              5,453,970
------------------------------------------------------------
JOINT POWER AUTHORITY - 11.3%
GA State Municipal Electric Authority:
   Series 1997 Y,
   6.400% 01/01/13                 55,000        64,890
   Series 1998 Y,
   6.400% 01/01/13                945,000     1,104,374
SC State Public Service Authority,
   Series 1995 A,
   6.250% 01/01/22              3,500,000     3,780,735



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
------------------------------------------------------------
UTILITY (CONTINUED)
JOINT POWER AUTHORITY (CONTINUED)
TX State Municipal Power Agency:
   (a) 09/01/10                $5,000,000   $ 3,455,200
   (a) 09/01/11                 7,900,000     5,163,756
   (a) 09/01/12                 3,000,000     1,854,150
   (a) 09/01/15                 8,975,000     4,605,073
------------------------------------------------------------
                                             20,028,178
------------------------------------------------------------
MUNICIPAL ELECTRIC - 3.0%
AK Anchorage, Series 1993,
   8.000% 12/01/09              1,000,000     1,255,510
SD Heartland Consumers Power
   District,
   6.000% 01/01/09                300,000       332,679
WA Energy Northwest Project
   No. 1, Series 2002 A,
   5.500% 07/01/15              2,000,000     2,132,200
WA State Public Power Supply
   System, Nuclear Project No. 2,
   Series 1992 A,
   (a) 07/01/11                 2,315,000     1,541,142
------------------------------------------------------------
                                              5,261,531
------------------------------------------------------------
WATER & SEWER - 8.8%
FL Lee County, Series 1999 A,
   4.750% 10/01/23              2,975,000     2,821,817
FL Melbourne, Series 2000 A,
   (a) 10/01/18                 1,000,000       433,750
FL Saint John's County Water &
   Sewer Authority, Saint Augustine
   Shores System, Series 1991 A:
   (a) 06/01/13                 2,600,000     1,563,068
   (a) 06/01/14                 1,500,000       847,980
GA Columbus Water & Sewer,
   Series 2002,
   5.000% 05/01/11(d)           1,220,000     1,283,660
GA Fulton County, Series 1992,
   6.375% 01/01/14                190,000       220,085
IL Kankakee Sewer, Series 1991,
   7.000% 05/01/16              1,000,000     1,067,390
MA State Water Resources
   Authority, Series 1998 B,
   4.500% 08/01/22              1,000,000       911,030
MI Grand Rapids, Series 2000,
   5.250% 01/01/18              1,000,000     1,027,770
OH Cleveland, Series 1993 G,
   5.500% 01/01/21              1,015,000     1,088,689
OH Hamilton County Sewer
   System, Series 2001 A,
   5.250% 12/01/15                500,000       526,360


                                      PAR         VALUE
------------------------------------------------------------
SC Grand Strand Water & Sewer,
   Series 2001,
   5.250% 06/01/16             $1,000,000   $ 1,045,920
TN Clarksville Water & Sewer,
   Series 2002,
   5.200% 02/01/15              1,645,000     1,743,716
TX Houston Water & Sewer
   System, Series 1998 A,
   (a) 12/01/19                 2,500,000       977,275
------------------------------------------------------------
                                             15,558,510
------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (cost of $157,095,971)                   173,526,071
------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.0%
------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (E) - 1.0%
CO Jefferson County,
   Rocky Mountain Butterfly,
   Series 1998,
   1.400% 06/01/10                215,000       215,000
IA Muscatine County, Monsanto
   Co., Series 1992,
   1.550% 10/01/07                400,000       400,000
IA State Finance Authority,
   Diocese of Sioux City,
   Series 1999,
   1.400% 03/01/19                185,000       185,000
IA Woodbury County,
   Series 1998,
   1.400% 12/01/14                100,000       100,000
IN State Health Facilities
   Financing Authority, Pathfinder
   Services, Inc., Series 1996,
   1.400% 11/01/19                395,000       395,000
MI State Strategic Fund,
   Detroit Symphony Project,
   Series 2001 A,
   1.500% 06/01/31                100,000       100,000
MN Minneapolis, Series 1999,
   1.250% 12/01/18                300,000       300,000
------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $1,695,000)                       1,695,000
------------------------------------------------------------

TOTAL INVESTMENTS - 98.7%
   (cost of $158,790,971)(f)                175,221,071
------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 1.3%        2,334,036
------------------------------------------------------------
NET ASSETS - 100.0%                        $177,555,107
------------------------------------------------------------




See notes to investment portfolio.

May 31, 2002 (Unaudited)

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2002, this security amounted to $1,261,940 which represents 0.7% of net assets.


Additional information on this security is as follows:

                            ACQUISITION  ACQUISITION
    SECURITY                   DATE          COST
-------------------------------------------------------
    FL Tampa Bay Water
      Utilities System,
       Series 1999,
       7.000% 10/01/29       09/29/99      $993,440

(d) Settlement of this security is on a delayed delivery basis.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2002.
(f) Cost for generally accepted accounting principles is $158,790,971. Cost for federal income tax purposes is $158,405,353. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.


SUMMARY OF SECURITIES BY INSURER:
                                           % OF TOTAL
INSURER                                    INVESTMENTS
-------------------------------------------------------
MBIA Insurance Corp.                           31.6%
Ambac Assurance Corp.                          26.5
Financial Guaranty Insurance Corp.             25.1
Financial Security Assurance, Inc.             10.4
Connie Lee Insurance Co.                        1.2
Capital Guaranty Insurance Co.                  0.7
GNMA Collateralized                             0.6
-------------------------------------------------------
                                               96.1%
-------------------------------------------------------



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                       $158,790,971
------------------------------------------------------------
Investments, at value                      $175,221,071
Cash                                             94,027
Receivable for:
   Investments sold                             946,608
   Fund shares sold                             230,121
   Interest                                   2,881,653
Deferred Trustees' compensation plan              4,932
------------------------------------------------------------
     Total Assets                           179,378,412
------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased on a delayed
     delivery basis                           1,276,144
   Fund shares repurchased                      180,068
   Distributions                                235,061
   Management fee                                79,745
   Transfer agent fee                             3,154
   Pricing and bookkeeping fees                   6,783
   Trustees' fee                                    126
Deferred Trustees' fee                            4,932
Other liabilities                                37,292
------------------------------------------------------------
     Total Liabilities                        1,823,305
------------------------------------------------------------
NET ASSETS                                 $177,555,107
------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                            $161,718,820
Undistributed net investment income             314,799
Accumulated net realized loss                  (908,612)
Net unrealized appreciation on investments   16,430,100
------------------------------------------------------------
NET ASSETS                                 $177,555,107
------------------------------------------------------------
CLASS A:
Net assets                                 $146,665,292
Shares outstanding                           17,359,988
------------------------------------------------------------
Net asset value per share                  $       8.45(a)
------------------------------------------------------------
Maximum offering price per share
   ($8.45/0.9525)                          $       8.87(b)
------------------------------------------------------------
CLASS B:
Net assets                                 $ 23,560,499
Shares outstanding                            2,788,725
------------------------------------------------------------
Net asset value and offering price
   per share                               $       8.45(a)
------------------------------------------------------------
CLASS C:
Net assets                                 $  7,329,316
Shares outstanding                              867,524
------------------------------------------------------------
Net asset value and offering  price
   per share                               $       8.45(a)
------------------------------------------------------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2002  (Unaudited)

INVESTMENT INCOME:
Interest                                     $4,695,394
----------------------------------------------------------
EXPENSES:
Management fee                                  500,340
Distribution fee:
   Class B                                       88,627
   Class C                                       27,442
Service fee:
   Class A                                      145,392
   Class B                                       23,643
   Class C                                        7,318
Pricing and bookkeeping fees                     45,455
Transfer agent fee                              130,289
Trustees' fee                                     6,309
Other expenses                                   59,974
----------------------------------------------------------
   Total Expenses                             1,034,789
Fees waived by Distributor - Class C            (10,994)
Custody earnings credit                            (497)
----------------------------------------------------------
   Net Expenses                               1,023,298
----------------------------------------------------------
Net Investment Income                         3,672,096
----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                  635,784
   Futures contracts                               (133)
----------------------------------------------------------
     Net realized gain                          635,651
----------------------------------------------------------
Net change in unrealized appreciation/depreciation on:
   Investments                                 (324,316)
   Futures contracts                            (35,548)
----------------------------------------------------------
     Net change in unrealized
      appreciation/depreciation                (359,864)
----------------------------------------------------------
Net Gain                                        275,787
----------------------------------------------------------
Net Increase in Net Assets
   from Operations                           $3,947,883
----------------------------------------------------------



See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS


                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                 ENDED        ENDED
INCREASE (DECREASE)              MAY 31,  NOVEMBER 30,
IN NET ASSETS:                    2002        2001
------------------------------------------------------------
OPERATIONS:
Net investment income         $ 3,672,096  $ 7,045,382
Net realized gain on
   investments and futures
   contracts                      635,651    2,523,452
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts             (359,864)   4,558,305
------------------------------------------------------------
Net Increase from Operations    3,947,883   14,127,139
------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (3,097,973)  (6,005,192)
   Class B                       (413,293)    (802,202)
   Class C                       (138,551)    (113,113)
From net realized gains:
   Class A                     (1,851,860)  (1,152,395)
   Class B                       (300,063)    (199,071)
   Class C                        (85,841)      (6,137)
------------------------------------------------------------
Total Distributions Declared
   to Shareholders             (5,887,581)  (8,278,110)
------------------------------------------------------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions               12,008,047   21,276,607
   Distributions reinvested     3,249,107    4,586,527
   Redemptions                (13,968,296) (19,156,103)
------------------------------------------------------------
     Net Increase               1,288,858    6,707,031
------------------------------------------------------------
Class B:
   Subscriptions                4,452,835   10,775,519
   Distributions reinvested       452,401      629,527
   Redemptions                 (5,017,652) (12,720,686)
------------------------------------------------------------
     Net Decrease                (112,416)  (1,315,640)
------------------------------------------------------------
Class C:
   Subscriptions                3,514,685    6,129,192
   Distributions reinvested       104,019       56,217
   Redemptions                 (2,583,692)    (526,259)
------------------------------------------------------------
     Net Increase               1,035,012    5,659,150
------------------------------------------------------------
Net Increase from Share
   Transactions                 2,211,454   11,050,541
------------------------------------------------------------
Total Increase  in Net Assets     271,756   16,899,570




                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                 ENDED        ENDED
                                 MAY 31,  NOVEMBER 30,
                                  2002        2001
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
   Beginning of period       $177,283,351  $160,383,781
------------------------------------------------------------
End of period (including
   undistributed net
   investment income and
   overdistributed net
   investment income of
   $314,799 and $(65,492),
   respectively)             $177,555,107  $177,283,351
------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                1,445,810    2,491,986
   Issued for distributions
    reinvested                    390,460      540,146
   Redemptions                 (1,669,675)  (2,260,175)
------------------------------------------------------------
     Net Increase                 166,595      771,957
------------------------------------------------------------
Class B:
   Subscriptions                  531,511    1,262,471
   Issued for distributions
    reinvested                     54,396       74,177
   Redemptions                   (599,542)  (1,498,131)
------------------------------------------------------------
     Net Decrease                 (13,635)    (161,483)
------------------------------------------------------------
Class C:
   Subscriptions                  418,946      718,434
   Issued for distributions
    reinvested                     12,498        6,587
   Redemptions                   (308,484)     (62,497)
------------------------------------------------------------
     Net Increase                 122,960      662,524
------------------------------------------------------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Tax-Exempt Insured Fund (the "Fund"), a series of Liberty Funds Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee attributable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis.

Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact on total net assets, but result in a $358,012 increase in cost of securities and a corresponding $358,012 decrease in net unrealized appreciation, based on securities held by the Fund on December 1, 2001.

The effect of this change for the six months ended May 31, 2002 was to increase net investment income by $39,104, decrease net unrealized appreciation by $27,606, and decrease net realized gains by $11,498. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro rata portion of the combined average daily net assets of the Fund, Liberty Tax-Exempt Fund and Liberty High Yield Municipal Fund as follows:

      AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
------------------------------------------------
       First $1 billion               0.60%
       Next $2 billion                0.55%
       Next $1 billion                0.50%
       Over $4 billion                0.45%

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc., (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended May 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $10,508 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $203, $40,867 and $751 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires it to pay the Distributor a monthly service fee equal to 0.20% annually of the Fund's average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $497 of custody fees were reduced by balance credits applied for the six months ended May 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended May 31, 2002, purchases and sales of investments, other than short-term obligations were $151,134,365 and $9,801,800, respectively.

Unrealized appreciation/depreciation at May 31, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $16,845,923
     Gross unrealized depreciation            (30,205)
                                            ---------
     Net unrealized appreciation          $16,815,718
                                            ---------

OTHER:

The Fund has greater than 10% of its net assets, at May 31, 2002, invested in Illinois and in Texas, collectively.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The Fund did not have any open futures contracts at May 31, 2002.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

NOTE 4. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. During the six months ended May 31, 2002, the Fund had no borrowings under the agreement.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED
                                            MAY 31,                         YEAR ENDED NOVEMBER 30,
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                              2002          2001         2000          1999        1998         1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $     8.55   $     8.24    $     7.92   $     8.62   $     8.47   $     8.33
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.18(a)(b)   0.37(a)       0.38(c)      0.37         0.38         0.40
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.01(b)      0.37          0.35        (0.61)        0.22         0.13
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 0.19         0.74          0.73        (0.24)        0.60         0.53
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.18)       (0.36)        (0.38)       (0.37)       (0.39)       (0.39)
In excess of net investment income                 --           --            --           --        (0.01)          --
From net realized gains                         (0.11)       (0.07)        (0.03)       (0.09)       (0.05)          --
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                            (0.29)       (0.43)        (0.41)       (0.46)       (0.45)       (0.39)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                           $     8.45   $     8.55    $     8.24   $     7.92   $     8.62   $     8.47
--------------------------------------------------------------------------------------------------------------------------
Total return (d)                                 2.27%(e)    9.15%          9.51%     (2.87)%         7.29%        6.63%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                     1.04%(g)      1.09%        1.07%        1.09%        1.06%        1.07%
Net investment income (f)                        4.28%(b)(g)   4.32%        4.81%        4.53%        4.49%        4.76%
Portfolio turnover rate                             6%(e)         9%          15%           5%          12%          26%
Net assets, end of period (000's)            $146,665      $146,965     $135,291     $140,759     $171,812     $181,543

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective December 1, 2001, the Fund adopted the provision of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 4.24% to 4.28%.
     The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



14



FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED
                                            MAY 31,                         YEAR ENDED NOVEMBER 30,
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                              2002          2001         2000          1999        1998         1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $     8.55   $     8.24    $     7.92   $     8.62   $     8.47   $     8.33
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.15(a)(b)   0.30(a)       0.32(c)      0.31         0.32         0.34
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.01(b)      0.38          0.35        (0.61)        0.22         0.13
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 0.16         0.68          0.67        (0.30)        0.54         0.47
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.15)       (0.30)        (0.32)       (0.31)       (0.33)       (0.33)
In excess of net investment income                 --           --            --           --        (0.01)          --
From net realized gains                         (0.11)       (0.07)        (0.03)       (0.09)       (0.05)          --
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                            (0.26)       (0.37)        (0.35)       (0.40)       (0.39)       (0.33)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                           $     8.45   $     8.55    $     8.24   $     7.92   $     8.62   $     8.47
--------------------------------------------------------------------------------------------------------------------------
Total return (d)                                 1.89%(e)    8.36%          8.69%     (3.60)%         6.47%        5.83%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                     1.79%(g)      1.84%        1.82%        1.84%        1.81%        1.82%
Net investment income (f)                        3.53%(b)(g)   3.57%        4.06%        3.78%        3.74%        4.01%
Portfolio turnover rate                             6%(e)         9%          15%           5%          12%          26%
Net assets, end of period (000's)            $ 23,560      $ 23,954     $ 24,417     $ 34,383     $ 37,716     $ 38,580

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective December 1, 2001, the Fund adopted the provision of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 3.49% to 3.53%.
     The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



15



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                                                        PERIOD ENDED
                                            MAY 31,                   YEAR ENDED NOVEMBER 30,             NOVEMBER 30,
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                              2002          2001         2000          1999        1998        1997(A)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $     8.55   $     8.24    $     7.92   $     8.62   $     8.47   $     8.53
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.16(b)(c)   0.33(b)       0.34(d)      0.33         0.34         0.12
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.01(c)      0.37          0.35        (0.61)        0.22        (0.06)(e)
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 0.17         0.70          0.69        (0.28)        0.56         0.06
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.16)       (0.32)        (0.34)       (0.33)       (0.35)       (0.12)
In excess of net investment income                 --           --            --           --        (0.01)         --
From net realized gains                         (0.11)       (0.07)        (0.03)       (0.09)       (0.05)         --
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                            (0.27)       (0.39)        (0.37)       (0.42)       (0.41)       (0.12)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                           $     8.45   $     8.55    $     8.24   $     7.92   $     8.62   $     8.47
--------------------------------------------------------------------------------------------------------------------------
Total return (f)                                 2.04%(g)(h)  8.67%(g)      9.02%(g)    (3.31)%(g)    6.80%(g)     0.68%(h)
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (i)                                     1.49%(j)      1.54%        1.52%        1.54%        1.51%        1.51%(j)
Net investment income (i)                        3.83%(c)(j)   3.87%        4.36%        4.08%        4.04%        4.22%(j)
Waiver/reimbursement                             0.30%(j)      0.30%        0.30%        0.30%        0.30%          --
Portfolio turnover rate                             6%(h)         9%          15%           5%          12%          26%
Net assets, end of period (000's)             $ 7,329       $ 6,364       $  676       $  641       $  705       $  100

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Effective December 1, 2001, the Fund adopted the provision of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 3.79% to 3.83%.
     The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(j)  Annualized.

TRANSFER AGENT

Important Information About This Report The Transfer Agent for Liberty Tax-Exempt Insured Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Exempt Insured Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Semiannual Report:
Liberty Tax-Exempt Insured Fund

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.



Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty Tax-Exempt Insured Fund   SEMIANNUAL REPORT, MAY 31, 2002


[LOGO]:
LIBERTYFUNDS
A Member of Columbia Management Group

(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


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PERMIT NO. 20



765-03/955J-0502 (07/02) 02/1198